SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 163,362	$ 145,577
Depreciation and amortization	5,455	4,710	$ 3,706
Expenditure for segment assets	5,126	5,581
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	33,726	39,131
Depreciation and amortization	642	557
Expenditure for segment assets	1,972	1,352
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	40,698	42,491
Depreciation and amortization	1,040	878
Expenditure for segment assets	1,124	252
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	80,014	58,023
Depreciation and amortization	3,412	3,078
Expenditure for segment assets	1,347	3,519
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	10,182	9,400
Depreciation and amortization	388	268
Expenditure for segment assets	683	458
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(1,258)	(3,468)
Depreciation and amortization	$ (27)	$ (71)